RELATED PARTY TRANSACTIONS - Founder Shares (Details)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) shares	Mar. 31, 2022 D $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 D $ / shares
Related Party Transaction [Line Items]
Aggregate price of shares | $			$ 25,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days		150 days
Founder shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares	2,875,000
Aggregate price of shares | $	$ 25,000
Shares subject to forfeiture | shares	375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%